Quarterly Holdings Report
for
Fidelity® California Limited Term Tax-Free Bond Fund
November 30, 2023
CSI-NPRT3-0124
1.824280.118
Municipal Bonds - 97.6%
	Principal Amount (a)	Value ($)
California - 96.6%
ABC Unified School District Series 2001 C, 0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,285,000	1,219,535
Acton-Agua Dulce Unified Scd Series 2009, 0% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	1,795,000	1,330,166
Azusa Unified School District Series 2002, 0% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	1,125,000	1,022,609
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2018 A, 2.625%, tender 4/1/26 (b)	7,300,000	7,094,988
Series 2021 A, 2%, tender 4/1/28 (b)	11,900,000	10,931,853
Series A, 2.95%, tender 4/1/26 (b)	1,875,000	1,832,498
Series B, 2.85%, tender 4/1/25 (b)	7,060,000	6,978,050
Bay Area Wtr. Supply & Conservation Agcy. (Cap. Cost Recovery Prepayment Prog.) Series 2023 A:
5% 10/1/26	1,000,000	1,065,940
5% 10/1/27	1,000,000	1,091,149
5% 10/1/28	1,000,000	1,114,223
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Bonds:
Series 2023 F, 5.5%, tender 11/1/30 (b)	1,155,000	1,256,442
Series 2023 G1, 5.25%, tender 4/1/30 (b)(c)	1,160,000	1,208,430
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2020 A:
5% 6/1/24	350,000	352,099
5% 6/1/25	400,000	407,303
5% 6/1/26	500,000	515,696
California Edl. Facilities Auth. Rev. Series 2021 A:
5% 4/1/25	415,000	425,556
5% 4/1/26	475,000	497,592
5% 4/1/27	475,000	509,001
5% 4/1/28	375,000	408,692
California Gen. Oblig.:
Series 2016:
5% 8/1/27	2,000,000	2,114,096
5% 9/1/30	1,550,000	1,635,818
Series 2017 A, 5% 8/1/26	5,170,000	5,468,460
Series 2018:
3% 10/1/32	595,000	579,040
5% 8/1/25	250,000	258,165
Series 2020:
5% 11/1/26	2,000,000	2,128,373
5% 11/1/30	1,060,000	1,217,306
Series 2021, 5% 12/1/25	2,500,000	2,600,120
Series 2023:
5% 10/1/28	5,000,000	5,547,081
5% 9/1/30	5,000,000	5,726,352
California Health Facilities Fing. Auth. Rev.:
Bonds:
(Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (b)	12,985,000	12,643,252
Series 2016 B2, 4%, tender 10/1/24 (b)	7,130,000	7,148,077
Series 2019 B, 5%, tender 10/1/27 (b)	5,625,000	5,921,009
Series 2019 C, 5%, tender 10/1/25 (b)	6,730,000	6,906,630
Series 2021 A, 3%, tender 8/15/25 (b)	9,000,000	8,998,281
Series 2015, 5% 11/15/25	675,000	702,789
Series 2016 A, 4% 3/1/27	475,000	481,124
Series 2021 A:
4% 11/1/24	365,000	367,734
5% 11/1/25	500,000	519,458
5% 11/1/26	300,000	318,996
5% 11/1/27	200,000	217,412
Series 2021 B:
5% 11/1/26	250,000	265,830
5% 11/1/27	600,000	652,236
Series 2022 A:
5% 5/15/26	1,000,000	1,047,851
5% 5/15/27	275,000	294,061
Series 2022 C, 5% 7/1/32	1,335,000	1,470,787
California Hsg. Fin. Agcy. Afforda Bonds Series 2023 A2, 3.6%, tender 8/1/63 (b)	2,500,000	2,481,604
California Infrastructure & Econ. Dev. Series 2019, 5% 8/1/27	300,000	322,807
California Infrastructure and Econ. Dev. Bank Rev. Bonds:
(Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	7,665,000	6,695,824
Series 2021 B1, 0.39%, tender 1/1/24 (b)	2,500,000	2,500,000
California Muni. Fin. Auth. (Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A, 5% 6/1/30	2,650,000	2,842,194
California Muni. Fin. Auth. Ctfs. of Prtn. Series 2021, 5% 11/1/27 (d)	6,930,000	7,106,710
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/24	370,000	372,533
5% 10/1/25	1,210,000	1,235,730
5% 10/1/26	355,000	367,987
(Channing House Proj.) Series 2017 A:
4% 5/15/28	2,000,000	2,062,990
5% 5/15/26	360,000	377,053
5% 5/15/27	350,000	374,497
(Institute On Aging Proj.) Series 2017:
5% 8/15/24	285,000	288,332
5% 8/15/25	995,000	1,025,164
5% 8/15/26	275,000	289,608
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/25	1,250,000	1,283,450
5% 6/1/28	390,000	414,639
Series 2016 A, 4% 11/1/26 (d)	500,000	488,582
Series 2017 A:
5% 7/1/24	1,400,000	1,407,308
5% 7/1/25	1,035,000	1,051,928
5% 11/1/25	745,000	754,048
5% 7/1/26	1,065,000	1,097,186
5% 7/1/27	1,235,000	1,290,619
5% 7/1/29	115,000	119,900
Series 2017 B:
5% 7/1/24	1,440,000	1,447,517
5% 1/1/25	1,230,000	1,241,348
5% 7/1/26	500,000	515,111
5% 7/1/27	640,000	668,823
Series 2018:
5% 10/1/24	275,000	277,105
5% 10/1/25	275,000	280,945
5% 10/1/26	300,000	310,730
Series 2019 A:
5% 4/1/26	650,000	678,676
5% 4/1/27	1,285,000	1,370,652
5% 4/1/28	2,000,000	2,171,187
5% 4/1/29	3,000,000	3,264,619
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009 A, 1.3%, tender 2/3/25 (b)(d)	1,500,000	1,448,597
California Muni. Fin. Auth. Sr Living Series 2019:
4% 11/15/25	630,000	614,113
4% 11/15/28	710,000	672,049
California Muni. Fin. Auth. Student Hsg.:
(CHF Davis II, L.L.C. Orchard Park Student Hsg. Proj.) Series 2021:
5% 5/15/24 (Build America Mutual Assurance Insured)	500,000	502,891
5% 5/15/25 (Build America Mutual Assurance Insured)	400,000	407,788
5% 5/15/26 (Build America Mutual Assurance Insured)	450,000	465,179
5% 5/15/27 (Build America Mutual Assurance Insured)	470,000	493,272
5% 5/15/28 (Build America Mutual Assurance Insured)	375,000	398,635
5% 5/15/29 (Build America Mutual Assurance Insured)	400,000	429,306
5% 5/15/30 (Build America Mutual Assurance Insured)	500,000	540,567
(CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/24	1,300,000	1,305,364
5% 5/15/25	3,400,000	3,450,142
5% 5/15/26	3,000,000	3,081,188
5% 5/15/27	3,000,000	3,121,131
(CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Hsg. Proj.) Series 2018:
5% 5/15/24	2,265,000	2,274,346
5% 5/15/27	750,000	780,283
(CHF-Riverside II, LLC-UCR North District Phase I Student Hsg. Proj.) Series 2019, 5% 5/15/24 (Build America Mutual Assurance Insured)	345,000	347,071
California Pub. Fin. Auth. Rev. Series 2021 A:
4% 10/15/24	380,000	379,811
4% 10/15/25	390,000	390,025
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.):
Series 2016 D, 5% 4/1/28	4,635,000	4,899,591
Series 2021 D:
5% 11/1/27	3,555,000	3,861,745
5% 11/1/28	3,745,000	4,148,898
Series 2022 C:
5% 8/1/26	6,255,000	6,617,747
5% 8/1/27	5,165,000	5,580,088
5% 8/1/28	3,175,000	3,500,501
Series 2023 B, 5% 12/1/29	5,000,000	5,640,312
Series 2017:
5% 10/1/26	325,000	345,243
5% 10/1/26 (Escrowed to Maturity)	20,000	21,279
Series 2021 D, 4% 11/1/26	2,905,000	2,996,740
Series A, 5% 9/1/29	860,000	870,653
California State Univ. Rev.:
Bonds:
Series 2016 B1, 1.6%, tender 11/1/26 (b)	525,000	483,922
Series 2016 B3, 3.125%, tender 11/1/26 (b)	6,000,000	5,988,707
Series 2020 A, 5% 11/1/25	1,000,000	1,041,568
California Statewide Cmntys. Dev. Auth. Series 2016, 5% 5/15/24	1,000,000	1,003,198
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
5% 1/1/24	750,000	751,032
5% 1/1/25	2,100,000	2,123,125
5% 1/1/26	1,090,000	1,113,615
5% 1/1/27	1,900,000	1,967,760
California Statewide Cmntys. Dev. Auth. Rev.:
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/24	1,020,000	1,029,266
5% 7/1/25	625,000	641,287
Series 2015:
4% 2/1/25 (e)	940,000	498,200
5% 2/1/30 (e)	200,000	106,000
Series 2016:
5% 10/1/24	2,030,000	2,050,153
5% 10/1/25	1,010,000	1,030,046
Series 2018 A, 5% 3/1/27	555,000	581,697
Series 2021 A:
5% 4/1/24	375,000	375,849
5% 4/1/25	575,000	581,398
5% 4/1/26	380,000	388,260
5% 4/1/27	600,000	619,379
5% 4/1/28	425,000	443,763
5% 4/1/29	625,000	657,889
5% 4/1/30	440,000	466,432
5% 4/1/31	450,000	480,308
Coast Cmnty. College District Series 2015:
0% 8/1/33 (Pre-Refunded to 8/15/25 @ 71.269)	950,000	644,074
0% 8/1/35 (Pre-Refunded to 8/15/25 @ 64.821)	300,000	184,989
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
5% 7/1/26	250,000	264,356
5% 7/1/27	255,000	276,085
El Camino Hosp. District Series 2006, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,147,992
Elk Grove Fin. Auth. Spl. Tax Rev.:
Series 2015:
5% 9/1/24	1,000,000	1,010,477
5% 9/1/27	150,000	155,429
Series 2016, 4% 9/1/25	1,915,000	1,913,870
Evergreen Elementary School District Series 2006 B, 0% 8/1/27	1,240,000	1,102,155
Fairfield Ctfs. Prtn. Series 2007, 0% 4/1/27	1,850,000	1,653,233
Fort Bragg Calif Unified School District Series 2007, 0% 8/1/30 (AMBAC Insured)	1,000,000	798,910
Fullerton Pub. Fing. Auth. Series 2021 A:
4% 2/1/24	240,000	240,266
4% 2/1/25	235,000	237,251
4% 2/1/26	210,000	214,142
4% 2/1/27	230,000	237,267
4% 2/1/28	230,000	239,084
4% 2/1/30	385,000	403,945
Garvey School District Series 2000 B, 0% 8/1/30	1,625,000	1,272,166
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
0% 6/1/26 (Escrowed to Maturity)	500,000	465,151
0% 6/1/27 (Escrowed to Maturity)	5,000,000	4,531,116
Series 2017 A1:
5% 6/1/25 (Escrowed to Maturity)	285,000	293,509
5% 6/1/26 (Escrowed to Maturity)	1,000,000	1,052,822
5% 6/1/28 (Pre-Refunded to 6/1/27 @ 100)	1,805,000	1,944,313
Kingsburg Calif Jt Union High School Series 2008, 0% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	1,170,000	867,016
Long Beach Unified School District:
Series 1999 G, 0% 8/1/29 (Assured Guaranty Corp. Insured)	3,995,000	3,334,604
Series D1, 0% 8/1/29	1,915,000	1,545,032
Los Angeles County Dev. Authorities Bonds Series 2023 C, 3.75%, tender 12/1/26 (b)	3,000,000	3,003,825
Los Angeles County Pub. Works Fing. Auth. Lease Rev.:
(LACMA Bldg. for the Permanent Collection Proj.) Series 2020 A, 5% 12/1/27	3,375,000	3,699,776
Series 2022 G:
5% 12/1/25	1,500,000	1,566,591
5% 12/1/26	1,750,000	1,873,995
5% 12/1/27	1,875,000	2,055,431
5% 12/1/28	1,625,000	1,819,292
Los Angeles Dept. Arpt. Rev.:
Series 2019 C:
5% 5/15/25	190,000	195,842
5% 5/15/25 (Escrowed to Maturity)	75,000	77,267
Series 2020 B, 5% 5/15/26	7,000,000	7,387,562
Los Angeles Unified School District:
Series 2016 B, 2% 7/1/29	465,000	427,356
Series A, 5% 7/1/24	435,000	440,146
Series M1, 5% 7/1/25	300,000	310,202
Los Angeles Unified School District Ctfs. of Prtn. Series 2023 A:
5% 10/1/29	4,750,000	5,314,434
5% 10/1/30	5,000,000	5,674,002
Mendocino-Lake Cmnty. Clge District Series 2015 B, 0% 8/1/38 (Pre-Refunded to 8/1/25 @ 52.824)	3,240,000	1,622,013
Middle Fork Proj. Fin. Auth. Series 2020, 5% 4/1/30	1,200,000	1,284,579
Montebello Pub. Fing. Auth.:
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/27	1,415,000	1,479,325
(Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A, 5% 6/1/28	1,490,000	1,558,003
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/29	1,560,000	1,629,892
Monterey Peninsula Cmnty. College District Series 2016, 0% 8/1/24	2,850,000	2,787,079
Mount Diablo Unified School District Series 2022 B, 4% 8/1/27	3,000,000	3,147,925
Napa Valley Cmnty. Cllge District Series 2002 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,025,000	917,973
Napa Valley Unified School District Series 2010 A, 0% 8/1/27	2,065,000	1,827,534
Newport Mesa Unified School District Series 2007, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,915,000	3,291,578
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (b)	10,000,000	9,986,040
Oakland Unified School District Alameda County Series 2016:
5% 8/1/26	1,725,000	1,820,947
5% 8/1/29	940,000	989,650
Palm Springs Unified School District Series 2016 A, 1.25% 8/1/30 (Assured Guaranty Muni. Corp. Insured)	1,895,000	1,548,548
Palmdale School District Series 2002, 0% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,265,155
Palo Alto Unified School District Gen. Oblig. Series 2008, 0% 8/1/31	965,000	767,833
Palomar Cmnty. College District Series 2010 B, 0% 8/1/29	1,015,000	834,116
Palomar Health Calif Ctfs. Prtn. Series 2017:
5% 11/1/24	300,000	301,881
5% 11/1/25	350,000	355,469
5% 11/1/26	475,000	488,298
Palomar Health Rev. Series 2016:
5% 11/1/25	2,000,000	2,032,355
5% 11/1/26	1,875,000	1,918,694
Palomar Pomerado Health Series 2009 A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	800,000	610,706
Pasadena Unified School District Gen. Oblig. Series 2020 C, 5% 8/1/29	1,300,000	1,470,528
Placentia-Yorba Linda Unified School District Series 2004 B, 0% 8/1/27	1,905,000	1,691,403
Poway Unified School District Series 2009, 0% 8/1/26	2,145,000	1,971,801
Rio Hondo Cmnty. College District Series 2010 C, 0% 8/1/29	1,800,000	1,492,446
Robla School District Series 2007, 0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,235,000	1,717,755
Sacramento City Unified School District:
Series 2007:
0% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	1,455,000	1,304,932
0% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	500,000	434,653
Series 2014, 5% 7/1/25	50,000	50,431
Series 2021:
4% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,004,976
4% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	1,100,000	1,125,767
4% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	350,000	362,086
4% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	625,000	651,885
4% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	250,000	262,146
Series 2022:
5% 7/1/26 (Build America Mutual Assurance Insured)	1,415,000	1,494,446
5% 7/1/27 (Build America Mutual Assurance Insured)	1,825,000	1,966,828
5% 7/1/28 (Build America Mutual Assurance Insured)	2,250,000	2,474,667
5% 7/1/29 (Build America Mutual Assurance Insured)	2,750,000	3,077,472
5% 7/1/30 (Build America Mutual Assurance Insured)	1,575,000	1,787,697
Sacramento County Arpt. Sys. Rev.:
Series 2018 A, 5% 7/1/25	605,000	623,682
Series 2018 D, 5% 7/1/24	400,000	404,273
Series 2018 E, 5% 7/1/28	745,000	820,740
Series 2020:
5% 7/1/24 (Escrowed to Maturity)	730,000	737,173
5% 7/1/26	370,000	390,774
5% 7/1/27	830,000	897,152
5% 7/1/28	700,000	771,165
Sacramento Muni. Util. District Elec. Rev. Bonds:
Series 2019 B, 5%, tender 10/15/25 (b)	1,920,000	1,964,137
Series 2023 D, 5%, tender 10/15/30 (b)	6,000,000	6,752,499
Sacramento TOT Rev.:
Series 2018 A, 5% 6/1/31	500,000	541,194
Series A, 5% 6/1/26	900,000	940,244
San Diego California Assn. Govts. South Bay (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/24	1,415,000	1,430,279
5% 7/1/26	1,450,000	1,520,344
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2019 A, 5% 7/1/24	45,000	45,519
Series 2020 B, 5% 7/1/29	1,025,000	1,149,314
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series 2015 B, 5% 10/15/25	1,605,000	1,670,297
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/26 (Escrowed to Maturity)	7,300,000	6,856,803
San Mateo County Cmnty. College District Series 2006 B:
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,505,000	3,227,616
0% 9/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,945,000	6,888,845
San Mateo Unified School District Series 2004, 0% 9/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,750,000	5,849,967
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (Assured Guaranty Muni. Corp. Insured)	100,000	100,902
Santa Monica Cmnty. College District Gen. Oblig. Series 2004 B, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	300,000	259,816
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/26 (AMBAC Insured)	11,165,000	10,273,081
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (b)	7,325,000	7,003,765
Stockton Pub. Fing. Auth. Wtr. Rev. Series 2018 A:
5% 10/1/24	700,000	710,262
5% 10/1/25	750,000	775,872
5% 10/1/26	1,000,000	1,057,251
5% 10/1/27	1,000,000	1,079,758
Successor Agcy. to the Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	125,000	126,411
5% 9/1/26 (Assured Guaranty Muni. Corp. Insured)	3,610,000	3,776,368
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1, 5% 6/1/27	500,000	522,607
Turlock Irrigation District Rev. Series 2020, 5% 1/1/26	4,995,000	5,214,782
Univ. of California Revs.:
Series 2023 BM:
5% 5/15/28	3,000,000	3,323,333
5% 5/15/29	2,350,000	2,655,065
Series 2023 BN, 5% 5/15/29	5,000,000	5,649,075
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
5% 1/1/24	1,150,000	1,150,853
5% 1/1/26	500,000	511,835
5% 1/1/28	1,000,000	1,049,761
Vernon Elec. Sys. Rev.:
Series 2021 A:
5% 4/1/24	1,100,000	1,103,991
5% 4/1/26	1,000,000	1,023,300
5% 4/1/28	1,500,000	1,572,923
Series 2022 A:
5% 8/1/24	700,000	705,341
5% 8/1/25	500,000	507,640
5% 8/1/26	600,000	616,753
5% 8/1/29	1,055,000	1,119,472
Washington Township Health Care District Rev.:
Series 2019 A:
5% 7/1/24	500,000	502,610
5% 7/1/25	500,000	506,879
5% 7/1/26	935,000	958,636
5% 7/1/27	1,090,000	1,128,729
Series A:
5% 7/1/24	200,000	201,044
5% 7/1/25	200,000	203,210
5% 7/1/26	250,000	258,052
5% 7/1/27	375,000	391,121
5% 7/1/28	400,000	421,404
5% 7/1/29	350,000	371,175
West Contra Costa Unified School District:
Series 2004 C, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	530,000	468,209
Series E:
4% 8/1/25 (Assured Guaranty Muni. Corp. Insured)	500,000	507,813
4% 8/1/27 (Assured Guaranty Muni. Corp. Insured)	650,000	680,196
4% 8/1/27 (Assured Guaranty Muni. Corp. Insured)	600,000	627,874
Series F, 4% 8/1/25 (Assured Guaranty Muni. Corp. Insured)	400,000	406,251
Westminster School District Series 2009 A1, 0% 8/1/25 (Assured Guaranty Corp. Insured)	925,000	874,445
TOTAL CALIFORNIA		480,539,344
Puerto Rico - 1.0%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2022 A, 5% 7/1/28 (d)	1,500,000	1,518,277
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/24	975,589	952,120
5.625% 7/1/27	200,000	208,822
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth.:
(Hosp. Auxilio Mutuo Obligated Group Proj.) Series 2021, 5% 7/1/28	1,035,000	1,093,059
Series 2021:
5% 7/1/24	70,000	70,457
5% 7/1/25	95,000	96,743
5% 7/1/26	100,000	103,072
5% 7/1/27	650,000	678,608
TOTAL PUERTO RICO		4,721,158
TOTAL MUNICIPAL BONDS (Cost $499,011,581)		485,260,502

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund 3.30% (f)(g) (Cost $9,975,700)	9,971,711	9,975,700

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $508,987,281)	495,236,202
NET OTHER ASSETS (LIABILITIES) - 0.4%	2,078,145
NET ASSETS - 100.0%	497,314,347

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,562,166 or 2.1% of net assets.

(e)	Level 3 security
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Tax-Free Cash Central Fund 3.30%	-	143,622,000	133,646,300	136,177	-	-	9,975,700	0.4%
Total	-	143,622,000	133,646,300	136,177	-	-	9,975,700

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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